Merger - Schedule of Assets Acquired and Liabilities Assumed under Asset Acquisition (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 03, 2023	Feb. 02, 2023
Assets acquired:
Land and improvements	$ 3,915,220	$ 3,840,415
Buildings and improvements	9,677,738	9,506,402
Intangible lease assets	559,678	588,635
Operating ground lease assets	53,707	57,245
Loans and financing receivables	3,090,326	1,964,710
Cash and cash equivalents	39,119	162,188	$ 239,477		$ 33,096
Other assets	151,033	126,671
Total assets	15,892,000	15,162,573
Liabilities assumed:
Unsecured notes and term loans payable	3,348,911	2,977,100
Non-recourse debt obligations of consolidated special purpose entities	3,199,027	2,831,007
Intangible lease liabilities	111,706	125,095
Operating lease liabilities	49,498	54,501
Total liabilities	$ 7,616,375	$ 6,577,804
Store Capital Corporation
Assets acquired:
Land and improvements				$ 3,620,509
Buildings and improvements				9,105,004
Intangible lease assets				620,034
Operating ground lease assets				52,805
Loans and financing receivables				952,039
Cash and cash equivalents				28,005
Other assets				71,209
Total assets				14,449,605
Liabilities assumed:
Unsecured notes and term loans payable				1,725,000
Non-recourse debt obligations of consolidated special purpose entities				2,243,323
Below market value of debt				(430,908)
Intangible lease liabilities				148,660
Operating lease liabilities				50,516
Other liabilities				127,648
Total liabilities				3,864,239
Fair value of net assets acquired				$ 10,585,366